Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Dry-Docking Activity

Dry-docking activity for the three years ended December 31, 2012, 2011 and 2010 is summarized as follows:

	Year Ended December 31,
	2012	2011	2010
	$	$	$

Balance at January 1,	34,449	24,393	20,477
Cost incurred for dry docking	7,493	19,638	12,727
Sale of vessel	—	—	(1,477)
Dry-dock amortization	(13,121)	(9,582)	(7,334)

Balance at December 31,	28,821	34,449	24,393